Segment Information - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 29, 2019	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 01, 2021	Oct. 31, 2019
Segment Reporting Information [Line Items]
Interest expense			$ 77,084	$ 84,870	$ 87,177
Disposal group, disposed of by sale, not discontinued operations | National Beef
Segment Reporting Information [Line Items]
Percentage of equity interest sold	31.00%	31.00%
Gain on sale of associated companies					205,000
Merchant Banking
Segment Reporting Information [Line Items]
Interest expense			3,200	4,700	5,100
Merchant Banking | Reportable Segments:
Segment Reporting Information [Line Items]
Net Assets						$ 194,000
Investment Banking and Capital Markets
Segment Reporting Information [Line Items]
Interest expense			20,700	26,700	29,000
Investment Banking and Capital Markets | Reportable Segments:
Segment Reporting Information [Line Items]
Net Assets						139,000
Merchant Banking and Asset Management | Reportable Segments:
Segment Reporting Information [Line Items]
Net Assets						477,000
Asset Management | Reportable Segments:
Segment Reporting Information [Line Items]
Net Assets						55,000
Parent company
Segment Reporting Information [Line Items]
Interest expense			$ 53,100	$ 53,400	$ 53,000
National Beef
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage							31.00%
Foursight Capital | Investment Banking and Capital Markets | Reportable Segments:
Segment Reporting Information [Line Items]
Net Assets						$ 48,000